Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 48,613	$ 37,905	$ 46,406
Research and development credit	5,372	5,218	6,346
Reserves and accruals	6,020	5,204	2,738
Total deferred tax assets	60,005	48,327	55,490
Deferred tax liability
Net deferred tax asset	60,005	48,327	55,490
Less: valuation allowance	(60,005)	(48,327)	(55,490)
Net deferred tax assets	$ 0	$ 0	$ 0